Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Nov. 13, 2020
Entity Registrant Name	SEI INSTITUTIONAL INVESTMENTS TRUST
Entity Central Index Key	0000939934
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 13, 2020
Document Effective Date	Nov. 13, 2020
Prospectus Date	Sep. 30, 2020
SIIT U.S. Managed Volatility Fund | SIIT U.S. Managed Volatility Fund - Class A
Prospectus:
Trading Symbol	SVYAX
SIIT Global Managed Volatility Fund | Class A
Prospectus:
Trading Symbol	SGMAX